Average Annual Total Returns - First Trust IPOX Europe Equity Opportunities ETF	First Trust IPOX Europe Equity Opportunities ETF 1 Year	First Trust IPOX Europe Equity Opportunities ETF Since Inception	First Trust IPOX Europe Equity Opportunities ETF Inception Date	First Trust IPOX Europe Equity Opportunities ETF After tax on distributions 1 Year	First Trust IPOX Europe Equity Opportunities ETF After tax on distributions Since Inception	First Trust IPOX Europe Equity Opportunities ETF After tax on distributions and sale of fund shares 1 Year	First Trust IPOX Europe Equity Opportunities ETF After tax on distributions and sale of fund shares Since Inception	IPOX® 100 Europe Index (reflects no deduction for fees, expenses or taxes) 1 Year	IPOX® 100 Europe Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	35.39%	20.81%	Oct. 04, 2018	34.55%	20.00%	20.89%	15.84%	37.29%	22.35%	5.38%	6.74%